INTANGIBLE ASSETS INCLUDING GOODWILL - Future Amortization Expense (Details) $ in Millions	Dec. 31, 2021 USD ($)
Future amortization expense, by year
2022	$ 21
2023	11
2024	6
Capitalized software
Future amortization expense, by year
2022	3
Acquired intangibles
Future amortization expense, by year
2022	18
2023	10
2024	$ 6